UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-09607

                             Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

5966 South Dixie Highway, Suite 300

                             South Miami, FL 33143

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

5966 South Dixie Highway, Suite 300

                             South Miami, FL 33143

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-866-202-2263

Date of fiscal year end:  November 30

Date of reporting period:  May 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Reports to Shareholders of each Fund are attached herewith.

FAIRHOLME

Ignore the crowd.

The Fairholme Fund (FAIRX)

Seeking long-term growth of capital

Semi-Annual Report

May 31, 2023

Managed by Fairholme Capital Management

(866) 202-2263 ● fairholmefunds.com

THE FAIRHOLME FUND

May 31, 2023

2

THE FAIRHOLME FUND

FUND PERFORMANCE (unaudited)

May 31, 2013 — May 31, 2023

THE FAIRHOLME FUND VS. THE S&P 500 INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Fund (the “Fund”) commenced operations on December 29, 1999. The chart above presents the performance of a hypothetical $10,000 investment for up to ten years to the latest semi-annual period ended May 31, 2023.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on distributions from the Fund or upon redemption of shares of the Fund. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the S&P 500 Index and the Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of Fund distributions. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges. It is not possible to invest directly in an index.

3

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the six months ended May 31, 2023

The Fairholme Fund (the “Fund”) shares outstanding and unaudited net asset value per share (“NAV”) at May 31, 2023, the end of the Fund’s semi-annual period, and NAVs at other pertinent dates, were as follows:

5/31/2023 Shares Outstanding	05/31/2023 NAV (unaudited)	11/30/2022 NAV (audited)	05/31/2022 NAV (unaudited)
40,726,726	$ 28.83	$ 24.75	$ 30.82

At June 30, 2023, the unaudited NAV of the Fund was $29.94.

Performance figures below are shown for the Fund’s semi-annual period ended May 31, 2023, and do not match calendar year figures for the period ended June 30, 2023, cited in the Portfolio Manager’s report.

Performance to 5/31/2023 (Unaudited)	Six Months	One Year	Five Years	Ten Years	Fifteen Years	Since Inception 12/29/1999
Cumulative:
Fund	16.49%	-6.46%	58.28%	69.12%	117.55%	727.16%
S&P 500 Index	3.33%	2.92%	68.62%	210.34%	304.20%	345.38%

Annualized:
Fund		-6.46%	9.62%	5.39%	5.32%	9.44%
S&P 500 Index		2.92%	11.01%	11.99%	9.76%	6.59%

For the six months ended May 31, 2023, the Fund outperformed the S&P 500 Index (“S&P 500”) by 13.16 percentage points. Over the last fiscal year, the Fund was outperformed by the S&P 500 by 9.38 percentage points. From inception, the Fund outperformed the S&P 500 by 2.85 percentage points per annum, or on a cumulative basis, 381.78 percentage points.

Fairholme Capital Management, L.L.C. (the “Manager”) believes performance over shorter periods is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. The fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities.

Further, shareholders should note that the S&P 500 is unmanaged indices incurring no fees, expenses, or tax effects and are shown solely to compare the Fund’s performance to that of unmanaged and diversified indices of securities. As of the prospectus dated March 30, 2023, the gross expense ratio for the Fund is 1.00%. Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by the Fund subsequent to the end of the fiscal period, and that the Fund may have made new investments that are not yet required to be disclosed. It is the Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice and are not a recommendation to buy or sell any security.

Not all the Fund portfolio dispositions or additions are material, and, while the Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the, respectively, relative intrinsic values and the Manager’s assessment of certain attractive characteristics of a company, general market conditions and expected future returns of an investment.

The Manager invests the Fund’s assets in securities to the extent the Manager finds reasonable investment opportunities in accordance with the Fund’s investment strategies, policies and restrictions, as stated in the Fund’s Prospectus and may invest a significant portion of the Fund’s assets in cash and cash equivalents. The Manager views liquidity as a strategic advantage. At May 31, 2023, cash and cash equivalents (consisting of cash, deposit accounts, U.S. Treasury Bills, and Treasury money-market funds) represented 9.5% of the Fund’s total assets. Since inception, the Fund has held varying levels of cash and cash

4

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2023

equivalents for periods without, in the Manager’s view, negatively influencing performance.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940. Accordingly, the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund, and can invest a significant portion of cash and liquid assets held by the Fund in one or more higher-risk securities at any time, including periods when a market is weak or a particular security declines sharply. The Fund may also have a greater percentage of assets invested in a particular sector than a diversified fund, exposing the Fund to the risk of an unanticipated event or condition and risks affecting a single company, sector or security.

The commentary below provides details of the Fund’s portfolio holdings by issuer and sector, as well as reporting the most significant positive and negative performance by investment for the six months ended May 31, 2023.

The most significant increases in the value of the Fund’s portfolio during the period were related to positive developments in the Real Estate Management & Development and Oil & Gas Storage & Transportation sectors. The Fund’s investments in the Mortgage Finance and Metals & Mining sectors saw some decreases in value during the period.

The Manager made no changes to the core investment strategies and techniques it employed during the six months ended May 31, 2023.

For the six months ended May 31, 2023, the Fund investments that contributed to performance were securities of The St. Joe Co. and Enterprise Products Partners, LP. The detractors to performance during the period were securities of Federal Home Loan Mortgage Corp., Imperial Metals Corp., and Federal National Mortgage Association. The following tables show the top holdings by issuer and sector in descending order of percentage of net assets as of May 31, 2023.

The Fairholme Fund Top Holdings by Issuer* (% of Net Assets)		The Fairholme Fund Top Sectors (% of Net Assets)

The St. Joe Co.	82.3%	Real Estate Management & Development	82.3%
Enterprise Products Partners LP	5.0%	Cash and Cash Equivalents**	9.5%
Commercial Metals Co.	1.5%	Oil & Gas Storage & Transportation	5.0%
Imperial Metals Corp.	0.8%	Steel	1.5%
Federal Home Loan Mortgage Corp.	0.5%	Metals & Mining	0.8%
Federal National Mortgage Association	0.2%	Mortgage Finance	0.7%
Berkshire Hathaway Inc.	0.1%	Diversified Holding Company	0.1%

	90.4%		99.9%

*	Excludes cash, U.S. Treasury Bills and Treasury money market funds.
**	Includes cash, U.S. Treasury Bills and Treasury money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence long-term performance.

A more complete discussion and description of the principal risks of investing in the Fund can be found in its Prospectus and Statement of Additional Information.

Large cash inflows or outflows may adversely affect the Fund’s performance. Such flows are monitored and actions deemed appropriate by the Manager are contemplated for when such flows could negatively impact performance.

5

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2023

Since inception, the Fund has been advised by the Manager. Bruce Berkowitz, is the Chief Investment Officer of the Manager and Chairman of the Fund’s Board of Directors (the “Board” or the “Directors”). As of May 31, 2023, Mr. Berkowitz and his affiliates owned an aggregate 13,309,401 shares of the Fund. While there is no requirement that Mr. Berkowitz own shares of the Fund, such holdings are believed to help align the interests of the Manager with the interests of the shareholders.

The Board, including the Independent Directors, continues to believe that it is in the best interests of the Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investments in series of the Company; the present composition of the Board; and current rules and regulations. A Director and Officers of the Fund are also Officers of the Manager. Nevertheless, at May 31, 2023, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Fund, and the Director affiliated with the Manager received no compensation for being a Director.

For more complete information about the Fund, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at (866) 202-2263.

6

THE FAIRHOLME FUND

EXPENSE EXAMPLE

For the Six Month Period from December 1, 2022 through May 31, 2023 (unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs including, but not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees (on Fund shares redeemed or exchanged within 60 days of purchase), and wire transfer fees; and (2) ongoing costs including, but not limited to, management fees paid to the Manager. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual fund.

These examples are based on an investment of $1,000 invested in the Fund at December 1, 2022, and held for the entire six month period ending May 31, 2023.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your total costs would be higher.

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Annualized Expense Ratio*	Expenses Paid During the Period December 1, 2022 Through May 31, 2023**
Fund
Actual	$1,000.00	$1,164.90	0.80%	$4.32
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	0.80%	$4.03

*

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of the Fund to the extent necessary to limit the management fee paid to the Manager by the Fund to an annual rate of 0.80% of the Fund’s daily average net asset value. This undertaking may be terminated by the Manager upon 60 days’ written notice to the Fund.

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days/ 365 days (to reflect the one-half year period).

7

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

May 31, 2023 (Unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES — 88.9%

	DIVERSIFIED HOLDING COMPANY — 0.1%
3,300	Berkshire Hathaway Inc., Class B(a)	$1,059,564

	OIL & GAS STORAGE & TRANSPORTATION — 5.0%
2,313,100	Enterprise Products Partners LP	58,590,823

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 82.3%
20,784,524	The St. Joe Co.(b)	966,688,211

	STEEL — 1.5%
418,200	Commercial Metals Co.	17,878,050

TOTAL DOMESTIC EQUITY SECURITIES (COST $605,078,247)		1,044,216,648

	FOREIGN EQUITY SECURITIES — 0.8%

	CANADA — 0.8%

	METALS & MINING — 0.8%
7,124,313	Imperial Metals Corp.(a)	10,023,895

TOTAL FOREIGN EQUITY SECURITIES (COST $61,463,004)		10,023,895

Shares		Value
	DOMESTIC PREFERRED EQUITY SECURITIES — 0.7%

	MORTGAGE FINANCE — 0.7%
4,335,813	Federal Home Loan Mortgage Corp. 7.875%, Series Z(a)(c)	$6,221,892
1,086,777	Federal National Mortgage Association 7.750%, Series S(a)(c)	1,706,240

		7,928,132

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $21,225,511)		7,928,132

Principal
	U.S. GOVERNMENT OBLIGATIONS — 8.1%
	U.S. Treasury Bills
$ 10,000,000	5.257%, 06/06/2023(d)	9,992,741
30,000,000	4.610%, 06/15/2023(d)	29,940,384
35,000,000	5.200%, 06/20/2023(d)	34,905,445
20,000,000	4.804%, 07/13/2023(d)	19,881,694

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $94,735,149)		94,720,264

Shares
	MONEY MARKET FUNDS — 1.4%
15,874,134	Fidelity Investments Money Market Treasury Portfolio - Class I, 4.97%(e)	15,874,134

TOTAL MONEY MARKET FUNDS (COST $15,874,134)		15,874,134

TOTAL INVESTMENTS — 99.9% (COST $798,376,045)		1,172,763,073

	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	1,201,063

NET ASSETS — 100.0%		$1,173,964,136

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 2.
(c)	Variable rate security. Rates shown are the effective rates as of May 31, 2023.
(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of May 31, 2023.

The accompanying notes are an integral part of the financial statements.

8

THE FAIRHOLME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2023 (unaudited)

Assets

Investments, at Fair Value:

Unaffiliated Issuers (Cost – $254,585,401)	$206,074,862

Affiliated Issuers (Cost – $543,790,644)	966,688,211

Dividends and Interest Receivable	2,173,090

Receivable for Capital Shares Sold	62,012

Receivable for Investments Sold	418,270

Total Assets	1,175,416,445

Liabilities
Accrued Management Fees	761,180

Payable for Capital Shares Redeemed	311,484

Payable for Securities Purchased	379,645

Total Liabilities	1,452,309

NET ASSETS	$1,173,964,136

Net Assets consist of:

Paid-In Capital	$1,637,314,266

Total Accumulated Losses	(463,350,130)

NET ASSETS	$1,173,964,136

Shares of Common Stock Outstanding* ($0.0001 par value)	40,726,726

Net Asset Value, Offering and Redemption Price Per Share ($1,173,964,136 / 40,726,726 shares)	$28.83

*	700,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

9

THE FAIRHOLME FUND

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended May 31, 2023

Investment Income

Interest — Unaffiliated Issuers	$2,212,943

Dividends — Unaffiliated Issuers	204,298

Dividends — Affiliated Issuers	4,156,905

Total Investment Income	6,574,146

Expenses

Management Fees	5,468,247

Total Expenses	5,468,247

Less: Voluntary Reduction of Management Fees	(1,092,537)

Net Expenses	4,375,710

Net Investment Income	2,198,436

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions

Net Realized Gain (Loss) on:

Investments - Unaffiliated Issuers	(7,283,299)

Investments - Affiliated Issuers	1,244,497

Foreign Currency Related Transactions	(147)

Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations:

Unaffiliated Investments	4,591,304

Affiliated Investments	167,390,851

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	165,943,206

NET INCREASE IN NET ASSETS FROM OPERATIONS	$168,141,642

The accompanying notes are an integral part of the financial statements.

10

THE FAIRHOLME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022
CHANGES IN NET ASSETS

From Operations

Net Investment Income	$2,198,436	$776,409

Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions	(6,038,949)	13,808,944

Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	171,982,155	(207,655,012)

Net Increase (Decrease) in Net Assets from Operations	168,141,642	(193,069,659)

From Capital Share Transactions

Proceeds from Sale of Shares	6,307,908	121,118,240

Redemption Fees	25,383	53,965

Cost of Shares Redeemed	(58,074,801)	(218,856,765)

Net Decrease in Net Assets from Shareholder Activity	(51,741,510)	(97,684,560)

NET ASSETS

Net Increase (Decrease) in Net Assets	116,400,132	(290,754,219)

Net Assets at Beginning of Period	1,057,564,004	1,348,318,223

Net Assets at End of Period	$1,173,964,136	$1,057,564,004

SHARES TRANSACTIONS

Issued	237,251	4,182,030

Redeemed	(2,232,699)	(7,495,357)

Net Decrease in Shares	(1,995,448)	(3,313,327)

Shares Outstanding at Beginning of Period	42,722,174	46,035,501

Shares Outstanding at End of Period	40,726,726	42,722,174

The accompanying notes are an integral part of the financial statements.

11

THE FAIRHOLME FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Fiscal Year Ended November 30,
			2022		2021		2020		2019		2018

PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$24.75		$29.29		$25.35		$19.19		$16.05		$19.10

Investment Operations
Net Investment Income (Loss)(1)	0.05		0.02		(0.07)		(0.08)		0.16		0.29
Net Realized and Unrealized Gain (Loss) on Investments	4.03		(4.56)		4.01		6.41		3.32		(3.08)

Total from Investment Operations	4.08		(4.54)		3.94		6.33		3.48		(2.79)

Dividends and Distributions
From Net Investment Income	—		—		—		(0.17)		(0.34)		(0.26)

Total Dividends and Distributions	—		—		—		(0.17)		(0.34)		(0.26)

Redemption Fees(1)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)

NET ASSET VALUE, END OF PERIOD	$28.83		$24.75		$29.29		$25.35		$19.19		$16.05

TOTAL RETURN	16.49	%(3)	(15.50)%		15.54%		33.19%		22.20%		(14.85)%

Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$1,173,964		$1,057,564		$1,348,318		$1,269,211		$1,056,541		$1,064,866
Ratio of Gross Expenses to Average Net Assets	1.00	%(4)	1.00%		1.00%		1.01	%(5)	1.00	%(6)	1.00%
Ratio of Net Expenses to Average Net Assets	0.80	%(4)(7)	0.80	%(7)	0.80	%(7)	0.81	%(5)(7)	0.80	%(6)(7)	0.82	%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.40	%(4)	0.06%		(0.25)%		(0.41)%		0.86%		1.57%
Portfolio Turnover Rate	0.72	%(3)	2.54%		8.84%		8.18%		8.05%		16.29%

(1)	Based on average shares outstanding.
(2)	Redemption fees represent less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	0.01% is attributable to legal expenses incurred outside of the 1.00% management fee.
(6)	Less than 0.01% is attributable to legal expenses incurred outside of the 1.00% management fee.
(7)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of the Fund to the extent necessary to limit the management fee paid to the Manager by the Fund to an annual rate of 0.80% of the Fund’s daily average net asset value.

The accompanying notes are an integral part of the financial statements.

12

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2023 (unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 700,000,000 shares have been allocated to The Fairholme Fund (the “Fund”) and the remaining 400,000,000 shares have been allocated to the other series of the Company. The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Fund has different objectives, capitalizations, and considerations that may or may not lead to differing compositions of issuers, securities within an issuer, and cash levels within the Fund. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is to provide long-term growth of capital. Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of the Fund’s assets invested in each type of asset class will vary from time to time based upon Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of general market and economic conditions and other factors. The Fund may invest in, and may shift frequently among, the asset classes and market sectors. The equity securities in which the Fund may invest include common and preferred stock (including convertible preferred stock), interests in publicly traded partnerships, business trust shares, interests in real estate investment trusts, rights and warrants to subscribe for the purchase of equity securities, and depository receipts. The Fund may invest in equity securities without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of such issuers. The fixed-income securities in which the Fund may invest include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities (including U.S. Treasury bills), short-term debt obligations of foreign governments, and foreign money market instruments. Except for its investments in short-term debt obligations of foreign governments, the Fund may invest in fixed-income securities regardless of maturity or the rating of the issuer of the security. The Fund may also invest in “special situations” to achieve its objective. “Special situation” investments may include equity securities or fixed-income securities, such as corporate debt, which may be in a distressed position as a result of economic or company specific developments. Although the Fund normally holds a focused portfolio of equity and fixed-income securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objective.

Note 2. Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities follows:

Security Valuation:

Securities for which market quotations are readily available are valued at market value, and other securities are valued at “fair value” as determined in accordance with policies and procedures approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Manager as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

The Manager may determine the fair valuation of a security when market quotations are not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the investment. Factors which may cause the Manager to make such a judgment include the following: (a)

13

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2023 (unaudited)

only a bid price or an asked price is available; (b) the spread between bid and ask prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the investment’s markets, such as the suspension or limitation of trading; and (h) local market closures. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): Fixed-income securities are valued at prices supplied by an independent pricing source or by pricing service providers based on broker or dealer supplied valuations or matrix pricing.

Open-end mutual fund: Investments in open-end mutual funds, including money market funds, are valued at their closing net asset value each business day.

Short-term securities: Investments in securities with remaining maturities of less than sixty days are valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing.

The Fund uses third-party pricing services, which are approved by the Manager, to provide prices for some of the Fund’s securities. The Fund also uses other independent market trade data sources, as well as broker quotes provided by market makers.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s assumptions in determining the fair value of investments).

14

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2023 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of May 31, 2023, is as follows:

	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Observable Inputs	Total Fair Value at 05/31/23
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$1,044,216,648	$—	$—	$1,044,216,648
Foreign Equity Securities*	10,023,895	—	—	10,023,895
Domestic Preferred Equity Securities*	7,928,132	—	—	7,928,132
U.S. Government Obligations	—	94,720,264	—	94,720,264
Money Market Funds	15,874,134	—	—	15,874,134

TOTAL INVESTMENTS	$1,078,042,809	$94,720,264	$—	$1,172,763,073

*	Industry classification for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments at May 31, 2023 or November 30, 2022.

Dividends and Distributions: The Fund records dividends and distributions to its shareholders on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income (if any) as dividends to its shareholders on an annual basis in December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fund assesses a 2% fee on the proceeds of the Fund shares that are redeemed or exchanged within 60 days of their purchase. The redemption fee is paid to the Fund as applicable, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by the Fund during the six months ended May 31, 2023 and November 30, 2022, amounted to $25,383 and $53,965, respectively.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income,

15

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2023 (unaudited)

capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund paid commissions and other brokerage fees during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the SEC as an investment adviser. The Manager’s principal business is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fees of the Fund to the extent necessary to limit the management fee of the Fund to the annual rate of 0.80% of the Fund’s daily average net asset value (“Undertaking”). This Undertaking may be terminated by the Manager upon 60 days’ written notice to the Fund. The Manager is responsible pursuant to the Investment Management Agreement for paying the Fund’s expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies. The Manager is not responsible for paying for the following costs and expenses of the Fund: commissions, brokerage fees, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions or in connection with securities owned by the Fund, taxes, interest, acquired fund fees and related expenses, expenses in connection with litigation by or against the Fund, and any other extraordinary expenses.

The Manager earned, after the voluntary reduction of the management fees, $4,375,710 from the Fund for its services during the six months ended May 31, 2023.

Bruce Berkowitz is the Chief Investment Officer of the Manager and Chairman of the Fund’s Board. As of May 31, 2023, Mr. Berkowitz and his affiliates owned an aggregate 13,309,401 shares of the Fund.

A Director and Officers of the Fund are also Officers of the Manager or its affiliates.

Note 4. Investments

For the six months ended May 31, 2023, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

Purchases	Sales
$7,159,900	$59,015,903

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

16

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2023 (unaudited)

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2023, were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$799,783,890	$439,140,189	$(66,161,006)	$372,979,183

The difference between book basis and tax basis net unrealized depreciation is attributable to the tax deferral of losses on wash sales, capitalized cost and basis adjustments on investments in partnerships.

The Fund’s tax basis capital gains are determined only at the end of each fiscal year. Therefore the components of distributable earnings will be included in the Annual Report for the fiscal year ended November 30, 2023.

The Fund is permitted to carry forward for an unlimited period capital losses incurred to reduce future required distributions of net capital gains to shareholders. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of November 30, 2022, net short-term and long-term capital loss carryforwards were as follows:

Long-term capital loss carryforward	$832,421,042

Total	$832,421,042

The Manager has analyzed the Fund’s tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

There were no dividends or distributions paid by the Fund during the six months ended May 31, 2023 or during the period ended November 30, 2022.

Note 7. Transactions in Shares of Affiliates

Portfolio companies in which the Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fund. The aggregate fair value of all securities of affiliates held by the Fund as of May 31, 2023 amounted to $966,688,211, representing approximately 82.34% of the Fund’s net assets.

17

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2023 (unaudited)

Transactions in the Fund during the six months ended May 31, 2023, in which the issuer of the security was an affiliate are as follows:

	November 30, 2022	Gross Additions	Gross Deductions	May 31, 2023
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Gain (Loss)	Investment Income	Change in Unrealized Appreciation/ Depreciation
The St. Joe Co.	20,921,524	—	137,000	20,784,524	$966,688,211	$1,244,497	$4,156,905	$167,390,851

Total					$966,688,211	$1,244,497	$4,156,905	$167,390,851

Note 8. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enters into contracts that contain a variety of representations and customary indemnifications. the Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

Note 9. Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statement was issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statement.

18

THE FAIRHOLME FUND

ADDITIONAL INFORMATION

May 31, 2023 (unaudited)

Operation and Effectiveness of the Fund’s Liquidity Risk Management Program (unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Fund has adopted and implemented a liquidity risk management program (the “Program”) designed to assess and manage the risk that the Fund could not meet requests to redeem the Fund shares without significant dilution of remaining investors’ interests in the Fund. In assessing, managing and reviewing liquidity risk under the Program, the Fund considers a variety of factors, including its investment strategies, portfolio investments, portfolio concentration, cash flow projections, redemption policy and redemption history. In addition, the Program requires the Fund to, among other things, classify its investments into specific liquidity categories and monitor compliance with its limit on illiquid investments.

During the one-year period ended November 30, 2022 (the “Covered Period”), the Fund maintained a high level of liquidity and primarily held assets that were “highly liquid investments” (defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment). During the Covered Period, there were no liquidity events that materially affected the Fund’s performance or ability to timely meet redemptions without dilution to remaining investors’ interests in the Fund.

The Manager, which the Board has designated to administer the Program, prepared a written report that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation during the Covered Period (the “Report”). The Board reviewed and accepted the Report, which determined that the Program operated adequately and effectively in managing the liquidity risk of the Fund during the Covered Period.

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. A description of these policies and procedures, and records of how the Fund voted proxies relating to its portfolio securities during the most recent twelve month period ended June 30, 2022, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., P.O. Box 534443, Pittsburgh, Pennsylvania 15253-4443 or by calling Shareholder Services at (866) 202-2263. They may also be obtained by visiting the SEC website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

Quarterly Filing (unaudited)

The Company files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Form N-PORT reports are available on the SEC’s website at www. sec.gov. The Funds’ portfolio holdings information for the first and third quarters of each fiscal year is also available at www. fairholmefunds.com/prospectus.

19

FAIRHOLME FUNDS

Officers of Fairholme Funds, Inc.

BRUCE R. BERKOWITZ

President

FERNANDO M. FONT

Vice President

WAYNE KELLNER

Treasurer

ERICA K. KAPAHI

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

TERRY L. BAXTER

BRUCE R. BERKOWITZ

STEVEN J. GILBERT, Esq.

LEIGH WALTERS, Esq.

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

5966 South Dixie Highway, Suite 300, South Miami, FL 33143

Transfer Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

500 Ross Street, 154-0520, Pittsburgh, PA 15262

Fund Accountant & Administrator

THE BANK OF NEW YORK MELLON

103 Bellevue Parkway, Wilmington, DE 19809

Custodian

THE BANK OF NEW YORK MELLON

240 Greenwich Street, New York, NY 10286

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

200 Berkeley Street, Boston, MA 02116

Legal Counsel

SEWARD & KISSEL LLP

901 K Street NW, Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FORESIDE FUNDS DISTRIBUTORS LLC.

FAIRHOLME

Ignore the crowd.

The Fairholme Focused Income Fund (FOCIX)

Seeking current income

Semi-Annual Report

May 31, 2023

Managed by Fairholme Capital Management

(866) 202-2263 ● fairholmefunds.com

THE FAIRHOLME FOCUSED INCOME FUND

May 31, 2023

2

THE FAIRHOLME FOCUSED INCOME FUND

FUND PERFORMANCE (unaudited)

May 31, 2013 — May 31, 2023

THE FAIRHOLME FOCUSED INCOME FUND VS.

THE BLOOMBERG U.S. AGGREGATE BOND INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Focused Income Fund (the “Fund”) commenced operations on December 31, 2009. The chart above presents the performance of a hypothetical $10,000 investment for up to ten years to the latest semi-annual period ended May 31, 2023.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on distributions from the Fund or upon redemption of shares of the Fund. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the Bloomberg U.S. Aggregate Bond Index and the Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of Fund distributions. The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, and includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). The Bloomberg U.S. Aggregate Bond Index does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees, or other charges. It is not possible to invest directly in an index.

3

THE FAIRHOLME FOCUSED INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the six months ended May 31, 2023

The Fairholme Focused Income Fund (the “Fund”) shares outstanding and unaudited net asset value per share (“NAV”) at May 31, 2023, the end of the Fund’s semi-annual period, and NAVs at other pertinent dates, were as follows:

5/31/2023 Shares Outstanding	05/31/2023 NAV (unaudited)	11/30/2022 NAV (audited)	05/31/2022 NAV (unaudited)
15,028,067	$ 11.59	$ 11.62	$ 11.62

At June 30, 2023, the unaudited NAV of the Fund was $11.92.

Performance figures below are shown for the Fund’s semi-annual period ended May 31, 2023, and do not match calendar year figures for the period ended June 30, 2023, cited in the Portfolio Manager’s report.

Performance to 5/31/2023 (Unaudited)	Six Months	One Year	Five Years	Ten Years	Since Inception 12/31/2009
Cumulative:
Fund	1.11%	2.28%	16.93%	51.48%	123.38%
Bloomberg Bond Index	2.00%	-2.14%	4.13%	14.86%	36.27%

Annualized:
Fund		2.28%	3.18%	4.24%	6.17%
Bloomberg Bond Index		-2.14%	0.81%	1.39%	2.33%

For the six months ended May 31, 2023, the Fund was outperformed by the Bloomberg U.S. Aggregate Bond Index (“Bloomberg Bond Index”) by 0.89 percentage points. Over the last fiscal year, the Fund outperformed the Bloomberg Bond Index by 4.42 percentage points. From inception, the Fund outperformed the Bloomberg Bond Index by 3.84 percentage points per annum, or on a cumulative basis, 87.11 percentage points.

Fairholme Capital Management, L.L.C. (the “Manager”) believes performance over shorter periods is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. The fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities.

Further, shareholders should note that the Bloomberg Bond Index is unmanaged index incurring no fees, expenses, or tax effects and are shown solely to compare the Fund’s performance to that of unmanaged and diversified index of securities. As of the prospectus dated March 30, 2023, the gross expense ratio for the Fund is 1.01%. Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by the Fund subsequent to the end of the fiscal period, and that the Fund may have made new investments that are not yet required to be disclosed. It is the Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice and are not a recommendation to buy or sell any security.

Not all Fund portfolio dispositions or additions are material, and, while the Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the relative intrinsic values and the Manager’s assessment of certain attractive characteristics of a company, general market conditions and expected future returns of an investment.

The Manager invests the Fund’s assets in securities to the extent the Manager finds reasonable investment opportunities in accordance with the Fund’s investment strategies, policies and restrictions, as stated in its Prospectus and may, from time to time, invest a significant portion of the Fund’s assets in cash and cash equivalents. The Manager views liquidity as a strategic advantage. At May 31, 2023, cash and cash equivalents (consisting of cash, deposit accounts, U.S. Treasury Bills, and Treasury

4

THE FAIRHOLME FOCUSED INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2023

money-market funds) represented 53.7% of total assets. Since inception, the Fund has held varying levels of cash and cash equivalents for periods without, in the Manager’s view, negatively influencing performance.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940. Accordingly, the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund, and can invest a significant portion of cash and liquid assets held by the Fund in one or more higher-risk securities at any time, including periods when a market is weak or a particular security declines sharply. The Fund may also have a greater percentage of assets invested in a particular sector than a diversified fund, exposing the Fund to the risk of an unanticipated event or condition and risks affecting a single company, sector or security.

The commentary below provides details of the Fund’s portfolio holdings by issuer and sector, as well as reporting the most significant positive and negative performance by investment for the six months ended May 31, 2023.

The most significant increases in the value of the Fund’s portfolio during the period were related to positive developments in the Oil & Gas Storage & Transportation sector. The Fund’s investments in the Steel and Retail Drug Store sectors saw some decreases in value during the period.

The Manager made no changes to the core investment strategies and techniques it employed during the six months ended May 31, 2023.

For the six months ended May 31, 2023, the Fund investment that contributed to performance was securities of Enterprise Products Partners, LP. The detractors to performance during the period were securities of Commercial Metals Co. and Walgreens Boots Alliance, Inc. The following tables show the top holdings by issuer and sector in descending order of percentage of net assets as of May 31, 2023.

The Fairholme Focused Income Fund Top Holdings by Issuer* (% of Net Assets)		The Fairholme Focused Income Fund Top Sectors (% of Net Assets)
Enterprise Products Partners LP	25.6%	Cash and Cash Equivalents**	53.7%
Commercial Metals Co.	10.9%	Oil & Gas Storage & Transportation	25.6%
Berkshire Hathaway Inc.	5.9%	Steel	10.9%
W. R. Berkley Corp.	3.0%	Diversified Holding Companies	5.9%
Federal Home Loan Mortgage Corp.	0.4%	Property & Casualty Insurance	3.0%
Freehold Royalties Ltd.	0.2%	Mortgage Finance	0.4%

	46.0%	Oil & Gas Exploration & Production	0.2%

			99.7%

*	Excludes cash, U.S.Treasury Bills and Treasury money market funds.
**	Includes cash, U.S. Treasury Bills and Treasury money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence long-term performance.

A more complete discussion and description of the principal risks of investing in the Fund can be found in its Prospectus and Statement of Additional Information.

Large cash inflows or outflows may adversely affect the Fund’s performance. Such flows are monitored and actions deemed

5

THE FAIRHOLME FOCUSED INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2023

appropriate by the Manager are contemplated for when such flows could negatively impact performance.

Since inception, the Fund has been advised by the Manager. Bruce Berkowitz is the Chief Investment Officer of the Manager and Chairman of the Fund’s Board of Directors (the “Board” or the “Directors”). As of May 31, 2023, Mr. Berkowitz and his affiliates owned an aggregate 6,784,832 shares of the Fund. While there is no requirement that Mr. Berkowitz own shares of the Fund, such holdings are believed to help align the interests of the Manager with the interests of the shareholders.

The Board, including the Independent Directors, continues to believe that it is in the best interests of the Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investments in series of the Company; the present composition of the Board; and current rules and regulations. A Director and Officers of the Fund are also Officers of the Manager. Nevertheless, at May 31, 2023, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Fund, and the Director affiliated with the Manager received no compensation for being a Director.

For more complete information about the Fund, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at (866) 202-2263.

6

THE FAIRHOLME FOCUSED INCOME FUND

EXPENSE EXAMPLE

For the Six Month Period from December 1, 2022 through May 31, 2023 (unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs including, but not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, and wire transfer fees; and (2) ongoing costs including, but not limited to, management fees paid to the Manager. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested in the Fund at December 1, 2022, and held for the entire six month period ending May 31, 2023.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your total costs would be higher.

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Annualized Expense Ratio*	Expenses Paid During the Period December 1, 2022 Through May 31, 2023**
Fund
Actual	$1,000.00	$1,011.10	0.80%	$4.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	0.80%	$4.03

*

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of the Fund to the extent necessary to limit the management fee paid to the Manager by the Fund to an annual rate of 0.80% of the Fund’s daily average net asset value. This undertaking may be terminated by the Manager upon 60 days’ written notice to the Fund.

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days/ 365 days (to reflect the one-half year period).

7

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2023 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 45.4%

	DIVERSIFIED HOLDING COMPANIES — 5.9%
32,050	Berkshire Hathaway Inc., Class B(a)	$10,290,614

	OIL & GAS STORAGE & TRANSPORTATION — 25.6%
1,760,700	Enterprise Products Partners LP	44,598,531

	PROPERTY & CASUALTY INSURANCE — 3.0%
93,300	W. R. Berkley Corp.	5,194,944

	STEEL — 10.9%
445,200	Commercial Metals Co.	19,032,300

TOTAL DOMESTIC EQUITY SECURITIES (COST $67,334,292)		79,116,389

	FOREIGN EQUITY SECURITIES — 0.2%

	CANADA — 0.2%

	OIL & GAS EXPLORATION & PRODUCTION — 0.2%
40,000	Freehold Royalties Ltd.	412,523

TOTAL FOREIGN EQUITY SECURITIES (COST $462,656)		412,523

	DOMESTIC PREFERRED EQUITY SECURITIES — 0.4%

	MORTGAGE FINANCE — 0.4%
298,800	Federal Home Loan Mortgage Corp. 5.100%, Series H(a)	678,276

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $2,016,900)		678,276

Principal

	U.S. GOVERNMENT OBLIGATIONS — 49.1%
	U.S. Treasury Bills
$ 18,000,000	5.317%, 06/06/2023(b)	17,986,935
10,000,000	5.172%, 06/08/2023(b)	9,989,792
13,000,000	5.200%, 06/20/2023(b)	12,964,880
15,000,000	4.640%, 06/22/2023(b)	14,955,364

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 49.1% (CONTINUED)
	U.S. Treasury Bills
$ 5,000,000	4.720%, 07/06/2023(b)	$4,976,509
5,000,000	4.851%, 08/10/2023(b)	4,950,070
10,000,000	5.009%, 08/24/2023(b)	9,879,736
10,000,000	5.018%, 09/07/2023(b)	9,862,591

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $85,585,369)		85,565,877

Shares

	MONEY MARKET FUNDS — 4.6%
7,955,473	Fidelity Investments Money Market Treasury Portfolio - Class I, 4.97%(c)	7,955,473

TOTAL MONEY MARKET FUNDS (COST $7,955,473)		7,955,473

TOTAL INVESTMENTS — 99.7% (COST $163,354,690)		173,728,538
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%	509,228

NET ASSETS — 100.0%		$174,237,766

The accompanying notes are an integral part of the financial statements.

8

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2023 (unaudited)

(a)	Non-income producing security.
(b)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(c)	Annualized based on the 1-day yield as of May 31, 2023.

The accompanying notes are an integral part of the financial statements.

9

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2023 (unaudited)

Assets
Investments, at Fair Value (Cost — $163,354,690)	$173,728,538
Dividends and Interest Receivable	72,089
Receivable for Investments Sold	566,349

Total Assets	174,366,976

Liabilities
Accrued Management Fees	120,333
Dividend Withholding Tax Payable	398
Payable for Capital Shares Redeemed	8,479

Total Liabilities	129,210

NET ASSETS	$174,237,766

Net Assets consist of:
Paid-In Capital	$186,555,430
Total Accumulated Losses	(12,317,664)

NET ASSETS	$174,237,766

Shares of Common Stock Outstanding* ($0.0001 par value)	15,028,067

Net Asset Value, Offering and Redemption Price Per Share ($174,237,766 / 15,028,067 shares)	$11.59

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

10

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2023

Investment Income

Interest	$1,595,608

Dividends	390,032

Total Investment Income	1,985,640

Expenses

Management Fees	877,827

Total Expenses	877,827

Less: Voluntary Reduction of Management Fees	(175,395)

Net Expenses	702,432

Net Investment Income	1,283,208

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions

Net Realized Gain on:

Investments	233,703

Foreign Currency Related Transactions	3,278

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	475,216

Foreign Currency Related Transactions	3

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	712,200

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,995,408

The accompanying notes are an integral part of the financial statements.

11

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022
CHANGES IN NET ASSETS
From Operations
Net Investment Income	$1,283,208	$1,271,145
Net Realized Gain on Investments and Foreign Currency Related Transactions	236,981	6,961,322
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	475,219	7,773,076

Net Increase in Net Assets from Operations	1,995,408	16,005,543

From Dividends and Distributions to Shareholders
Net Decrease in Net Assets from Dividends and Distributions	(2,332,988)	(2,366,150)

From Capital Share Transactions
Proceeds from Sale of Shares	22,703,642	60,186,541
Shares Issued in Reinvestment of Dividends and Distributions	1,032,244	1,113,239
Cost of Shares Redeemed	(19,707,375)	(23,279,760)

Net Increase in Net Assets from Shareholder Activity	4,028,511	38,020,020

NET ASSETS
Net Increase in Net Assets	3,690,931	51,659,413
Net Assets at Beginning of Period	170,546,835	118,887,422

Net Assets at End of Period	$174,237,766	$170,546,835

SHARES TRANSACTIONS
Issued	1,959,255	5,480,447
Reinvested	90,001	102,974
Redeemed	(1,702,922)	(2,099,120)

Net Increase in Shares	346,334	3,484,301
Shares Outstanding at Beginning of Period	14,681,733	11,197,432

Shares Outstanding at End of Period	15,028,067	14,681,733

The accompanying notes are an integral part of the financial statements.

12

THE FAIRHOLME FOCUSED INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Fiscal Year Ended November 30,
			2022		2021		2020		2019		2018

PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD	$11.62		$10.62		$10.31		$10.23		$9.88		$11.33

Investment Operations
Net Investment Income(1)	0.09		0.10		0.13		0.07		0.30		0.49
Net Realized and Unrealized Gain (Loss) on Investments	0.04		1.08		0.30		0.11	(2)	0.34		(0.91)

Total from Investment Operations	0.13		1.18		0.43		0.18		0.64		(0.42)

Dividends and Distributions
From Net Investment Income	(0.16)		(0.18)		(0.12)		(0.10)		(0.29)		(0.51)
From Realized Capital Gains	—		—		—		—		—		(0.52)

Total Dividends and Distributions	(0.16)		(0.18)		(0.12)		(0.10)		(0.29)		(1.03)

NET ASSET VALUE, END OF PERIOD	$11.59		$11.62		$10.62		$10.31		$10.23		$9.88

TOTAL RETURN	1.11	%(3)	11.30%		4.16%		1.78%		6.49%		(4.19)%
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$174,238		$170,547		$118,887		$107,109		$179,351		$188,500
Ratio of Gross Expenses to Average Net Assets	1.00	%(4)	1.00%		1.00%		1.02	%(5)	1.02	%(5)	1.00%
Ratio of Net Expenses to Average Net Assets	0.80	%(4)(6)	0.80	%(6)	0.80	%(6)	0.82	%(5)(6)	0.82	%(5)(6)	0.82	%(6)
Ratio of Net Investment Income to Average Net Assets	1.46	%(4)	0.89%		1.20%		0.74%		2.94%		4.56%
Portfolio Turnover Rate	18.17	%(3)	46.25%		118.05%		100.67%		16.70%		45.78%

(1)	Based on average shares outstanding.
(2)

The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and redemptions of shares in relation to fluctuating market values of the investments of the Fund.

(3)	Not annualized.
(4)	Annualized.
(5)	0.02% is attributable to legal expenses incurred outside the management fee.
(6)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of the Fund to the extent necessary to limit the management fee paid to the Manager by the Fund to an annual rate of 0.80% of the Fund’s daily average net asset value.

The accompanying notes are an integral part of the financial statements.

13

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2023 (unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 200,000,000 shares have been allocated to The Fairholme Focused Income Fund (the “Fund”) and the remaining 900,000,000 shares have been allocated to other series of the Company. The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Fund has different objectives, capitalizations, and considerations that may or may not lead to differing compositions of issuers, securities within an issuer, and cash levels within the Fund. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is to seek current income. Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a focused portfolio of cash distributing securities. To maintain maximum flexibility, the securities in which the Fund may invest include corporate bonds and other corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and loan participations), government and agency debt securities of the U.S. and foreign countries (including U.S. Treasury bills), convertible bonds and other convertible securities, and equity securities, including preferred and common stock of issuers in the U.S. and foreign countries, interests in publicly traded partnerships, and interests in real estate investment trusts. Although the Fund normally holds a focused portfolio of securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. Fairholme Capital Management, L.L.C. (the “Manager”) serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objective.

Note 2. Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities follows:

Security Valuation:

Securities for which market quotations are readily available are valued at market value, and other securities are valued at “fair value” as determined in accordance with policies and procedures approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Manager as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

The Manager may determine the fair valuation of a security when market quotations are not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the investment. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and ask prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the investment’s markets, such as the suspension or limitation of trading; and (h) local market closures. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or

14

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2023 (unaudited)

market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): Fixed-income securities are valued at prices supplied by an independent pricing source or by pricing service providers based on broker or dealer supplied valuations or matrix pricing.

Open-end mutual fund: Investments in open-end mutual funds, including money market funds, are valued at their closing net asset value each business day.

Short-term securities: Investments in securities with remaining maturities of less than sixty days are valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing.

The Fund uses third-party pricing services, which are approved by the Manager, to provide prices for some of the Fund’s securities. The Fund also uses other independent market trade data sources, as well as broker quotes provided by market makers.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

•	Level 1 — quoted prices in active markets for identical securities;

•

Level 2 — other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Manager’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of May 31, 2023, is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Observable Inputs	Total Fair Value at 05/31/23
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$79,116,389	$—	$—	$79,116,389
Foreign Equity Securities*	412,523	—	—	412,523
Domestic Preferred Equity Securities*	678,276	—	—	678,276
U.S. Government Obligations	—	85,565,877	—	85,565,877
Money Market Funds	7,955,473	—	—	7,955,473

TOTAL INVESTMENTS	$88,162,661	$85,565,877	$—	$173,728,538

*	Industry classification for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments at May 31, 2023 or November 30, 2022.

15

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2023 (unaudited)

Dividends and Distributions: The Fund records dividends and distributions to its shareholders on the ex-dividend date. The Fund intends to declare and pay net investment income distributions, if any, quarterly in March, June, September, and December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund paid commissions and other brokerage fees during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the SEC as an investment adviser. The Manager’s principal business is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fees of the Fund to the extent necessary to limit the management fee of the Fund to the annual rate of 0.80% of the Fund’s daily average net asset value (“Undertaking”). This Undertaking may be terminated by the Manager upon 60 days’ written notice to the Fund. The Manager is responsible pursuant to the Investment Management Agreement for paying the Fund’s expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies. The Manager is not responsible for paying for the following costs and expenses of the Fund: commissions, brokerage fees, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions or in connection with securities owned by the Fund, taxes, interest, acquired fund fees and related expenses, expenses in connection with litigation by or against the Fund, and any other extraordinary expenses.

The Manager earned, after the voluntary reduction of the management fees, $702,432 from the Fund for its services during the six months ended May 31, 2023.

Bruce Berkowitz is the Chief Investment Officer of the Manager and Chairman of the Fund’s Board of Directors. As of May 31, 2023, Mr. Berkowitz and his affiliates owned an aggregate 6,784,832 shares of the Fund.

A Director and Officers of the Fund are also Officers of the Manager or its affiliates.

16

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2023 (unaudited)

Note 4. Investments

For the six months ended May 31, 2023, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

Purchases	Sales
$17,217,289	$45,929,952

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2023, were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation /(Depreciation)
$163,354,690	$11,869,763	$(1,495,915)	$10,373,848

The difference between book basis and tax basis net unrealized depreciation is attributable to capitalized cost and basis adjustments on investments in partnerships.

The Fund’s tax basis capital gains are determined only at the end of each fiscal year. Therefore the components of distributable earnings will be included in the Annual Report for the fiscal year ended November 30, 2023.

The Fund is permitted to carry forward for an unlimited period capital losses incurred to reduce future required distributions of net capital gains to shareholders. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of November 30, 2022, net short-term and long-term capital loss carryforwards were as follows:

Long-term capital loss carryforward	$22,833,229

Total	$22,833,229

The Manager has analyzed the Fund’s tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

17

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2023 (unaudited)

The tax character of dividends and distributions paid by the Fund were as follows:

	For the Six Months Ended May 31, 2023	For the Fiscal Year Ended November 30, 2022
Dividends and Distributions paid from:
Ordinary Income	$1,283,969	$2,366,150

Note 7. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enter into contracts that contain a variety of representations and customary indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

Note 8. Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statement was issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

18

THE FAIRHOLME FOCUSED INCOME FUND

ADDITIONAL INFORMATION

May 31, 2023 (unaudited)

Operation and Effectiveness of the Fund’s Liquidity Risk Management Program (unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Fund has adopted and implemented a liquidity risk management program (the “Program”) designed to assess and manage the risk that the Fund could not meet requests to redeem the Fund shares without significant dilution of remaining investors’ interests in the Fund. In assessing, managing and reviewing liquidity risk under the Program, the Fund considers a variety of factors, including its investment strategies, portfolio investments, portfolio concentration, cash flow projections, redemption policy (if any), and redemption history. In addition, the Program requires the Fund to, among other things, classify its investments into specific liquidity categories and monitor compliance with its limit on illiquid investments.

During the one-year period ended November 30, 2022 (the “Covered Period”), the Fund maintained a high level of liquidity and primarily held assets that were “highly liquid investments” (defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment). During the Covered Period, there were no liquidity events that materially affected the Fund’s performance or ability to timely meet redemptions without dilution to remaining investors’ interests in the Fund.

The Manager, which the Board has designated to administer the Program, prepared a written report that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation during the Covered Period (the “Report”). The Board reviewed and accepted the Report, which determined that the Program operated adequately and effectively in managing the liquidity risk of the Fund during the Covered Period.

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. A description of these policies and procedures, and records of how the Fund voted proxies relating to its portfolio securities during the most recent twelve month period ended June 30, 2022, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., P.O. Box 534443, Pittsburgh, Pennsylvania 15253-4443 or by calling Shareholder Services at (866) 202-2263. They may also be obtained by visiting the SEC website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

Quarterly Filing (unaudited)

The Company files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Form N-PORT reports are available on the SEC’s website at www. sec.gov. The Funds’ portfolio holdings information for the first and third quarters of each fiscal year is also available at www. fairholmefunds.com/prospectus.

19

FAIRHOLME FUNDS

Officers of Fairholme Funds, Inc.

BRUCE R. BERKOWITZ

President

FERNANDO M. FONT

Vice President

WAYNE KELLNER

Treasurer

ERICA K. KAPAHI

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

TERRY L. BAXTER

BRUCE R. BERKOWITZ

STEVEN J. GILBERT, Esq.

LEIGH WALTERS, Esq.

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

5966 South Dixie Highway, Suite 300, South Miami, FL 33143

Transfer Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

500 Ross Street, 154-0520, Pittsburgh, PA 15262

Fund Accountant & Administrator

THE BANK OF NEW YORK MELLON

103 Bellevue Parkway, Wilmington, DE 19809

Custodian

THE BANK OF NEW YORK MELLON

240 Greenwich Street, New York, NY 10286

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

200 Berkeley Street, Boston, MA 02116

Legal Counsel

SEWARD & KISSEL LLP

901 K Street NW, Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FORESIDE FUNDS DISTRIBUTORS LLC.

FAIRHOLME

Ignore the crowd.

The Fairholme Allocation Fund (FAAFX)

Seeking long-term total return

Semi-Annual Report

May 31, 2023

Managed by Fairholme Capital Management

(866) 202-2263 ● fairholmefunds.com

THE FAIRHOLME ALLOCATION FUND

May 31, 2023

THE FAIRHOLME ALLOCATION FUND

FUND PERFORMANCE (unaudited)

May 31, 2013 — May 31, 2023

THE FAIRHOLME ALLOCATION FUND VS. THE BLOOMBERG U.S.

AGGREGATE BOND INDEX AND THE S&P 500 INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Allocation Fund (the “Fund”) commenced operations on December 31, 2010. The chart above presents the performance of a hypothetical $10,000 investment for up to ten years to the latest semi-annual period ending May 31, 2023.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on distributions from the Fund or upon redemption of shares of the Fund. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for the Bloomberg U.S. Aggregate Bond Index, the S&P 500 Index and the Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of Fund distributions. The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar- denominated, fixed-rate taxable bond market, and includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization. These index returns do not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges. It is not possible to invest directly in an index.

THE FAIRHOLME ALLOCATION FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the six months ended May 31, 2023

The Fairholme Allocation Fund (the “Fund”) shares outstanding and unaudited net asset value per share (“NAV”) at May 31, 2023, the end of the Fund’s semi-annual period, and NAVs at other pertinent dates, were as follows:

5/31/2023 Shares Outstanding	05/31/2023 NAV (unaudited)	11/30/2022 NAV (audited)	05/31/2022 NAV (unaudited)
6,155,832	$ 8.12	$ 7.85	$ 8.87

At June 30, 2023, the unaudited NAV of the Fund was $8.45.

Performance figures below are shown for the Fund’s semi-annual period ended May 31, 2023, and do not match calendar year figures for the period ended June 30, 2023, cited in the Portfolio Manager’s report.

Performance to 5/31/2023 (Unaudited)	Six Months	One Year	Five Years	Ten Years	Since Inception 12/31/2010
Cumulative:
Fund	5.35%	-6.76%	19.01%	2.35%	22.90%
Bloomberg Bond Index	2.00%	-2.14%	4.13%	14.86%	27.91%
S&P 500 Index	3.33%	2.92%	68.62%	210.34%	324.12%

Annualized:
Fund		-6.76%	3.54%	0.23%	1.68%
Bloomberg Bond Index		-2.14%	0.81%	1.39%	2.00%
S&P 500 Index		2.92%	11.01%	11.99%	12.34%

For the six months ended May 31, 2023, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index (“Bloomberg Bond Index”) and the S&P 500 (“S&P 500”) by 3.35 and 2.02 percentage points, respectively. Over the last fiscal year, the Fund was outperformed by the Bloomberg Bond Index and by the S&P 500 by 4.62 and 9.68 percentage points, respectively. From inception, the Fund was outperformed by the Bloomberg Bond Index and by the S&P 500 by 0.32 and 10.66 percentage points per annum, or on a cumulative basis, 5.01 and 301.22 percentage points, respectively.

Fairholme Capital Management, L.L.C. (the “Manager”) believes performance over shorter periods is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. The fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities.

Further, shareholders should note that the S&P 500 and the Bloomberg Bond Indices are unmanaged indices incurring no fees, expenses, or tax effects and are shown solely to compare the Fund’s performance to that of unmanaged and diversified indices of securities. As of the prospectus dated March 30, 2023, the gross expense ratio for the Fund is 1.01%. Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by the Fund subsequent to the end of the fiscal period, and that the Fund may have made new investments that are not yet required to be disclosed. It is the Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice and are not a recommendation to buy or sell any security.

Not all Fund portfolio dispositions or additions are material, and, while the Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the relative intrinsic values and the Manager’s assessment of certain attractive characteristics of a company, general market conditions and expected future returns of an investment.

The Manager invests the Fund’s assets in securities to the extent the Manager finds reasonable investment opportunities in accordance with the Fund’s investment strategies, policies and restrictions, as stated in its Prospectus and may invest a significant

THE FAIRHOLME ALLOCATION FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2023

portion of the Fund’s assets in cash and cash equivalents. The Manager views liquidity as a strategic advantage. At May 31, 2023, cash and cash equivalents (consisting of cash, deposit accounts, U.S. Treasury Bills, and Treasury money-market funds) represented 36.5% of total assets. Since inception, the Fund has held varying levels of cash and cash equivalents for periods without, in the Manager’s view, negatively influencing performance.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940. Accordingly, the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund, and can invest a significant portion of cash and liquid assets held by the Fund in one or more higher-risk securities at any time, including periods when a market is weak or a particular security declines sharply. The Fund may also have a greater percentage of assets invested in a particular sector than a diversified fund, exposing the Fund to the risk of an unanticipated event or condition and risks affecting a single company, sector or security.

The commentary below provides details of the Fund’s portfolio holdings by issuer and sector, as well as reporting the most significant positive and negative performance by investment for the six months May 31, 2023.

The most significant increases in the value of the Fund’s portfolio during the period were related to positive developments in the Real Estate Management & Development sector. The Fund’s investment in the Steel sector saw some decreases in value during the period.

The Manager made no changes to the core investment strategies and techniques it employed during the six months ended May 31, 2023.

For the six months ended May 31, 2023, the Fund investment that contributed to performance was securities of The St. Joe Co. The detractor to performance during the period was securities of Commercial Metals Co. The following tables show the top holdings by issuer and sector in descending order of percentage of net assets as of May 31, 2023.

The Fairholme Allocation Fund Top Holdings by Issuer* (% of Net Assets)		The Fairholme Allocation Fund Top Sectors (% of Net Assets)

The St. Joe Co.	31.4%	Cash and Cash Equivalents**	36.5%
Energy Transfer LP	6.7%	Real Estate Management & Development	31.4%
Commercial Metals Co.	6.6%	Oil & Gas Storage & Transportation	13.0%
Enterprise Products Partners LP	6.3%	Steel	6.6%
Imperial Metals Corp.	6.1%	Metals & Mining	6.1%
Berkshire Hathaway Inc.	5.5%	Diversified Holding Company	5.5%
Federal Home Loan Mortgage Corp.	0.8%	Mortgage Finance	0.8%

	63.4%		99.9%

*	Excludes cash, U.S. Treasury Bills, Treasury money market funds.
**	Includes cash, U.S. Treasury Bills and Treasury money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence long-term performance.

A more complete discussion and description of the principal risks of investing in the Fund can be found in its Prospectus and Statement of Additional Information.

Large cash inflows or outflows may adversely affect the Fund’s performance. Such flows are monitored and actions deemed appropriate by the Manager are contemplated for when such flows could negatively impact performance.

THE FAIRHOLME ALLOCATION FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2023

Since inception, the Fund has been advised by the Manager. Bruce Berkowitz is the Chief Investment Officer of the Manager and Chairman of the Fund’s Board of Directors (the “Board” or the “Directors”). As of May 31, 2023, an affiliate of Mr. Berkowitz owned an aggregate 3,846,804 shares of the Fund. While there is no requirement that Mr. Berkowitz own shares of the Fund, such holdings are believed to help align the interests of the Manager with the interests of the shareholders.

The Board, including the Independent Directors, continues to believe that it is in the best interests of the Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investments in series of the Company; the present composition of the Board; and current rules and regulations. A Director and Officers of the Fund are also Officers of the Manager. Nevertheless, at May 31, 2023, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Fund, and the Director affiliated with the Manager received no compensation for being a Director.

For more complete information about the Fund, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at (866) 202-2263.

THE FAIRHOLME ALLOCATION FUND

EXPENSE EXAMPLE

For the Six Month Period from December 1, 2022 through May 31, 2023 (unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs including, but not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees (on Fund shares redeemed or exchanged within 60 days of purchase), and wire transfer fees; and (2) ongoing costs including, but not limited to, management fees paid to the Manager. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual fund.

These examples are based on an investment of $1,000 invested in the Fund at December 1, 2022, and held for the entire six month period ending May 31, 2023.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other fund. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other fund.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, if these transactional costs were included, your total costs would be higher.

	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Annualized Expense Ratio*	Expenses Paid During the Period December 1, 2022 Through May 31, 2023**
Fund
Actual	$1,000.00	$1,053.50	0.80%	$4.10
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	0.80%	$4.03

*

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of the Fund to the extent necessary to limit the management fee paid to the Manager by the Fund to an annual rate of 0.80% of the Fund’s daily average net asset value. This undertaking may be terminated by the Manager upon 60 days’ written notice to the Fund.

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days/ 365 days (to reflect the one-half year period).

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

May 31, 2023 (Unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 56.5%

	DIVERSIFIED HOLDING COMPANY — 5.5%
8,500	Berkshire Hathaway Inc., Class B(a)	$2,729,180

	OIL & GAS STORAGE & TRANSPORTATION — 13.0%
268,700	Energy Transfer LP	3,331,880
124,000	Enterprise Products Partners LP	3,140,920

		6,472,800

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 31.4%
348,267	The St. Joe Co.(b)	15,717,290

	STEEL — 6.6%
77,600	Commercial Metals Co.	3,317,400

TOTAL DOMESTIC EQUITY SECURITIES (COST $14,984,240)		28,236,670

	FOREIGN EQUITY SECURITIES — 6.1%

	CANADA — 6.1%

	METALS & MINING — 6.1%
2,156,525	Imperial Metals Corp.(a)	3,034,227

TOTAL FOREIGN EQUITY SECURITIES (COST $22,512,841)		3,034,227

	DOMESTIC PREFERRED EQUITY SECURITIES — 0.8%

	MORTGAGE FINANCE — 0.8%
282,295	Federal Home Loan Mortgage Corp. 7.875%, Series Z(a)(c)	405,093

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $1,138,025)		405,093

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 21.9%
	U.S. Treasury Bills
$ 6,000,000	5.393%, 06/06/2023(d)	$5,995,645
5,000,000	5.200%, 06/20/2023(d)	4,986,492

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $10,981,865)		10,982,137

Shares

	MONEY MARKET FUNDS — 14.6%
7,308,580	Fidelity Investments Money Market Treasury Portfolio - Class I, 4.97%(e)	7,308,580

TOTAL MONEY MARKET FUNDS (COST $7,308,580)		7,308,580

TOTAL INVESTMENTS — 99.9% (COST $56,925,551)		49,966,707
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	38,449

NET ASSETS — 100.0%		$50,005,156

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2023 (Unaudited)

(a)	Non-income producing security.
(b)	Restricted/controlled security. The value of this security totals $15,717,290, which represents 31.43% of the Fund’s net assets. Information related to this security is as follows:

Shares	Issuer	Acquisition Date(s)	Acquisition Cost	5/31/2023 Value Per Share
348,267	The St. Joe Co.	08/09/2017-09/01/2017	$6,615,792	$45.13

(c)	Variable rate security. Rates shown are the effective rates as of May 31, 2023.
(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of May 31, 2023.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2023 (unaudited)

Assets
Investments, at Fair Value (Cost — $56,925,551)	$49,966,707
Dividends and Interest Receivable	71,824

Total Assets	50,038,531

Liabilities
Accrued Management Fees	33,375

Total Liabilities	33,375

NET ASSETS	$50,005,156

Net Assets consist of:
Paid-In Capital	$109,513,078
Total Accumulated Losses	(59,507,922)

NET ASSETS	$50,005,156

Shares of Common Stock Outstanding* ($0.0001 par value)	6,155,832

Net Asset Value, Offering and Redemption Price Per Share ($50,005,156 / 6,155,832 shares)	$8.12

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2023

Investment Income
Interest	$209,163
Dividends	24,476

Total Investment Income	233,638

Expenses
Management Fees	243,265

Total Expenses	243,265

Less: Voluntary Reduction of Management Fees	(48,669)

Net Expenses	194,596

Net Investment Income	39,042

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Gain (Loss) on:
Investments	(5,181,281)
Foreign Currency Related Transactions	1,668
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	7,702,137
Foreign Currency Related Transactions	196

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	2,522,720

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,561,762

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2023 (Unaudited)	For the Fiscal Year Ended November 30, 2022
CHANGES IN NET ASSETS
From Operations
Net Investment Income	$39,042	$256,204
Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions	(5,179,613)	2,073,021
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	7,702,333	(5,255,663)

Net Increase (Decrease) in Net Assets from Operations	2,561,762	(2,926,438)

From Dividends and Distributions to Shareholders
Net Decrease in Net Assets from Dividends and Distributions	(837,335)	(208,700)

From Capital Share Transactions
Proceeds from Sale of Shares	247,948	5,390,265
Shares Issued in Reinvestment of Dividends and Distributions	308,488	72,640
Redemption Fees	—	1,950
Cost of Shares Redeemed	(975,387)	(6,768,430)

Net Decrease in Net Assets from Shareholder Activity	(418,951)	(1,303,575)

NET ASSETS
Net Increase (Decrease) in Net Assets	1,305,476	(4,438,713)
Net Assets at Beginning of Period	48,699,680	53,138,393

Net Assets at End of Period	$50,005,156	$48,699,680

SHARES TRANSACTIONS
Issued	32,281	655,824
Reinvested	42,086	8,869
Redeemed	(122,836)	(849,598)

Net Decrease in Shares	(48,469)	(184,905)
Shares Outstanding at Beginning of Period	6,204,301	6,389,206

Shares Outstanding at End of Period	6,155,832	6,204,301

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2023 (Unaudited)		For the Fiscal Year Ended November 30,
			2022		2021		2020		2019		2018

PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD	$7.85		$8.32		$8.02		$7.00		$6.58		$7.44

Investment Operations
Net Investment Income(1)	0.01		0.04		0.04		0.02		0.09		0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.40		(0.48)		0.28		1.10		0.40		(0.83)

Total from Investment Operations	0.41		(0.44)		0.32		1.12		0.49		(0.74)

Dividends and Distributions
From Net Investment Income	(0.14)		(0.03)		(0.02)		(0.10)		(0.07)		(0.12)

Total Dividends and Distributions	(0.14)		(0.03)		(0.02)		(0.10)		(0.07)		(0.12)

Redemption Fees(1)	0.00		0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)

NET ASSET VALUE, END OF PERIOD	$8.12		$7.85		$8.32		$8.02		$7.00		$6.58

TOTAL RETURN	5.35	%(3)	(5.27)%		3.98%		16.13%		7.61%		(10.18)%
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$50,005		$48,700		$53,138		$56,261		$58,983		$72,387
Ratio of Gross Expenses to Average Net Assets	1.00	%(4)	1.00%		1.00%		1.02	%(5)	1.02	%(5)	1.00%
Ratio of Net Expenses to Average Net Assets	0.80	%(4)(6)	0.80	%(6)	0.80	%(6)	0.82	%(5)(6)	0.82	%(5)(6)	0.82	%(6)
Ratio of Net Investment Income to Average Net Assets	0.16	%(4)	0.48%		0.46%		0.24%		1.21%		1.32%
Portfolio Turnover Rate	7.68%		10.71%		41.20%		32.15%		15.58%		23.52%

(1)	Based on average shares outstanding.
(2)	Redemption fees represent less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	0.02% is attributable to legal expenses incurred outside the management fee.
(6)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of the Fund to the extent necessary to limit the management fee paid to the Manager by the Fund to an annual rate of 0.80% of the Fund’s daily average net asset value.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2023 (unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 200,000,000 shares have been allocated to The Fairholme Allocation Fund (the “Fund”) and the remaining 900,000,000 shares have been allocated to other series of the Company. The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Fund has different objectives, capitalizations, and considerations that may or may not lead to differing compositions of issuers, securities within an issuer, and cash levels within the Fund. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is to seek long-term total return. Under normal circumstances, the Fund seeks to achieve its investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed-income and cash, and cash-equivalent asset classes. The proportion of the Fund’s portfolio invested in each asset class will vary from time to time based on Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of relative fundamental values of securities and other investments in the asset class, the attractiveness of investment opportunities within each asset class, general market and economic conditions, and expected future returns of other investment opportunities. The Fund seeks to capitalize on anticipated fluctuations in the financial markets by changing the mix of its holdings in the targeted asset classes. The Fund may maintain a significant portion of its assets in cash and cash-equivalent securities and investments. The Manager serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objective.

Note 2. Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

New Accounting Pronouncements: In June 2022, the FASB issued Accounting Standards Update No. 2022-03, or ASU, 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments clarify that a contractual sale restriction of an equity security is a characteristic of the reporting entity holding the equity security and is not considered part of the unit of account of the equity security. Accordingly, such restriction is not considered in measuring the equity security’s fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The new guidance is effective for fiscal years beginning after December 15, 2023. Early application is permitted. The Company is currently evaluating the impact the adoption of this new accounting standard will have on its consolidated financial statements.

A description of the valuation techniques applied to the Fund’s securities follows:

Security Valuation:

Securities for which market quotations are readily available are valued at market value, and other securities are valued at “fair value” as determined in accordance with policies and procedures approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Manager as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

The Manager may determine the fair valuation of a security when market quotations are not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the investment. Factors which may cause the Manager to make such a judgment include the following: (a)

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2023 (unaudited)

only a bid price or an asked price is available; (b) the spread between bid and ask prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the investment’s markets, such as the suspension or limitation of trading; and (h) local market closures. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): Fixed-income securities are valued at prices supplied by an independent pricing source or by pricing service providers based on broker or dealer supplied valuations or matrix pricing.

Open-end mutual fund: Investments in open-end mutual funds, including money market funds, are valued at their closing net asset value each business day.

Short-term securities: Investments in securities with remaining maturities of less than sixty days are valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing.

Restricted securities: The Manager is deemed to be an affiliate of The St. Joe Co.(“Joe”) for purposes of the Securities Act of 1933 and Rule 144. This determination was made based on a number of factors, including the collective ownership of Joe by the Fund and other advisory clients advised by the Manager. Shares of Joe owned by the Fund are considered control securities under Rule 144 and are treated as restricted securities for purposes of the Manager’s Valuation Policies and Procedures for the Fund. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities.

The Fund uses third-party pricing services, which are approved by the Manager, to provide prices for some of the Fund’s securities. The Fund also uses other independent market trade data sources, as well as broker quotes provided by market makers.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

•	Level 1 — quoted prices in active markets for identical securities;

•

Level 2 — other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Manager’s assumptions in determining the fair value of investments).

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2023 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of May 31, 2023, is as follows:

	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Observable Inputs	Total Fair Value at 05/31/23
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development	$—	$15,717,290	$—	$15,717,290
Other Industries*	12,519,380	—	—	12,519,380
Foreign Equity Securities*	3,034,227	—	—	3,034,227
Domestic Preferred Equity Securities*	405,093	—	—	405,093
U.S. Government Obligations	—	10,982,137	—	10,982,137
Money Market Funds	7,308,580	—	—	7,308,580

TOTAL INVESTMENTS	$23,267,280	$26,699,427	$—	$49,966,707

*	Industry classification for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments at May 31, 2023 or November 30, 2022.

Dividends and Distributions: The Fund records dividends and distributions to its shareholders on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income (if any) as dividends to its shareholders on an annual basis in December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fund assesses a 2% fee on the proceeds of the Fund shares that are redeemed or exchanged within 60 days of their purchase. The redemption fee is paid to the Fund, as applicable, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by the Fund during the six months ended May 31, 2023 and the year ended November 30, 2022, amounted to $0 and $1,950, respectively.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2023 (unaudited)

exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund paid commissions and other brokerage fees during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the SEC as an investment adviser. The Manager’s principal business is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fees of the Fund to the extent necessary to limit the management fee of the Fund to the annual rate of 0.80% of the Fund’s daily average net asset value (“Undertaking”). This Undertaking may be terminated by the Manager upon 60 days’ written notice to the Fund. The Manager is responsible pursuant to the Investment Management Agreement for paying the Fund expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies. The Manager is not responsible for paying for the following costs and expenses of the Fund: commissions, brokerage fees, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions or in connection with securities owned by the Fund, taxes, interest, acquired fund fees and related expenses, expenses in connection with litigation by or against the Fund, and any other extraordinary expenses.

The Manager earned, after the voluntary reduction of the management fees, $194,596 from the Fund for its services during the six months ended May 31, 2023.

Bruce Berkowitz is the Chief Investment Officer of the Manager and Chairman of the Fund’s Board. As of May 31, 2023, an affiliate of Mr. Berkowitz owned an aggregate 3,846,804 shares of the Fund.

A Director and Officers of the Fund are also Officers of the Manager or its affiliates.

Note 4. Investments

For the six months ended May 31, 2023, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

Purchases	Sales
$2,870,854	$14,623,155

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2023, were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation /(Depreciation)
$56,925,551	$13,252,702	$(20,211,546)	$(6,958,844)

The difference between book basis and tax basis net unrealized depreciation is attributable to capitalized cost and basis adjustments on investments in partnerships.

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2023 (unaudited)

The Fund’s tax basis capital gains are determined only at the end of each fiscal year. Therefore the components of distributable earnings will be included in the Annual Report for the fiscal year ended November 30, 2023.

The Fund is permitted to carry forward for an unlimited period capital losses incurred to reduce future required distributions of net capital gains to shareholders. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of November 30, 2022, net short-term and long-term capital loss carryforwards were as follows:

Long-term capital loss carryforward	$47,367,860

Total	$47,367,860

The Manager has analyzed the Fund’s tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by the Fund were as follows:

	For the Six Months Ended May 31, 2023	For the Fiscal Year Ended November 30, 2022
Dividends and Distributions paid from:
Ordinary Income	$837,328	$208,700

Note 7. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enter into contracts that contain a variety of representations and customary indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

Note 8. Subsequent Events

On July 27, 2023, the Board, at the recommendation of the Manager, approved the liquidation and termination of the Fund. Effective at market close on July 28, 2023, the Fund has suspended the offering and sale of its shares. The Fund expects to make the final liquidating distribution on or about August 31, 2023.

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statement was issued and has determined that there were no other events requiring recognition or disclosure in the financial statement.

THE FAIRHOLME ALLOCATION FUND

ADDITIONAL INFORMATION

May 31, 2023

Operation and Effectiveness of the Fund Liquidity Risk Management Program (unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Fund has adopted and implemented a liquidity risk management program (the “Program”) designed to assess and manage the risk that the Fund could not meet requests to redeem the Fund shares without significant dilution of remaining investors’ interests in the Fund. In assessing, managing and reviewing liquidity risk under the Program, the Fund considers a variety of factors, including its investment strategies, portfolio investments, portfolio concentration, cash flow projections, redemption policy and redemption history. In addition, the Program requires the Fund to, among other things, classify its investments into specific liquidity categories and monitor compliance with its limit on illiquid investments.

During the one-year period ended November 30, 2022 (the “Covered Period”), the Fund maintained a high level of liquidity and primarily held assets that were “highly liquid investments” (defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment). During the Covered Period, there were no liquidity events that materially affected the Fund’s performance or ability to timely meet redemptions without dilution to remaining investors’ interests in the Fund.

The Manager, which the Board has designated to administer the Program, prepared a written report that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation during the Covered Period (the “Report”). The Board reviewed and accepted the Report, which determined that the Program operated adequately and effectively in managing the liquidity risk of the Fund during the Covered Period.

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. A description of these policies and procedures, and records of how the Fund voted proxies relating to its portfolio securities during the most recent twelve month period ended June 30, 2022, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., P.O. Box 534443, Pittsburgh, Pennsylvania 15253-4443 or by calling Shareholder Services at (866) 202-2263. They may also be obtained by visiting the SEC website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

Quarterly Filing (unaudited)

The Company files a complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Form N-PORT reports are available on the SEC’s website at www. sec.gov. The Fund’s portfolio holdings information for the first and third quarters of each fiscal year is also available at www. fairholmefunds.com/prospectus.

FAIRHOLME FUNDS

Officers of Fairholme Funds, Inc.

BRUCE R. BERKOWITZ

President

FERNANDO M. FONT

Vice President

WAYNE KELLNER

Treasurer

ERICA K. KAPAHI

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

TERRY L. BAXTER

BRUCE R. BERKOWITZ

STEVEN J. GILBERT, Esq.

LEIGH WALTERS, Esq.

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

5966 South Dixie Highway, Suite 300, South Miami, FL 33143

Transfer Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

500 Ross Street, 154-0520, Pittsburgh, PA 15262

Fund Accountant & Administrator

THE BANK OF NEW YORK MELLON

103 Bellevue Parkway, Wilmington, DE 19809

Custodian

THE BANK OF NEW YORK MELLON

240 Greenwich Street, New York, NY 10286

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

200 Berkeley Street, Boston, MA 02116

Legal Counsel

SEWARD & KISSEL LLP

901 K Street NW, Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FORESIDE FUNDS DISTRIBUTORS LLC.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii).

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date July 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date July 31, 2023

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date July 31, 2023

* Print the name and title of each signing officer under his or her signature.